Exhibit 1

Ernst & Young LLP Tel: +1 212 773 3000 One Manhattan West ey.com New York, NY 10001

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”)

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Goldman Sachs Mortgage Company

Goldman Sachs & Co. LLC

Goldman Sachs Bank USA

Drexel Hamilton, LLC

Academy Securities, Inc.

(collectively, the “Specified Parties”)

Re:	JW Trust 2024-BERY (the “Issuing Entity”)

Commercial Mortgage Pass-Through Certificates, Series 2024-BERY (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 21 October 2024. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

21 October 2024

Attachment A Page 1 of 9

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of certain componentized promissory notes evidencing a floating rate, interest-only commercial mortgage loan (the “Mortgage Loan”),
b.	The Mortgage Loan will be primarily secured by, among other things, a first mortgage lien on the borrower’s fee interest in a 685-key, full-service resort located in Aventura, Florida (the “Property”) and
c.	The Mortgage Loan has a related floating rate, interest-only mezzanine loan (the “Mezzanine Loan”), which will not be an asset of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loan, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan.”

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Property, Mezzanine Loan and Total Debt associated with the Mortgage Loan that is expected to be as of 30 October 2024 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 9
3.	Subsequent to the performance of the procedures described in the Items above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Property, Mezzanine Loan and Total Debt associated with the Mortgage Loan as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date,
b.	Maturity Date and
c.	Extended Maturity Date,

as shown on the Final Data File, we recalculated the:

i.	Original Term (Excluding Extensions) and
ii.	Original Term (Including Extensions)

of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning,
b.	Original Term (Excluding Extensions) and
c.	Original Term (Including Extensions),

as shown on the Final Data File, we recalculated the:

i.	Remaining Term to Maturity Date and
ii.	Remaining Term to Extended Maturity Date

of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 9
7.	The applicable Source Document(s) indicate that the Mortgage Loan and Mezzanine Loan are interest-only for their entire terms, including during any extension period option(s). Based on this information, the Depositor instructed us to:
a.	Use “0” for the:
i.	Original Amortization Term and
ii.	Remaining Amortization Term

of the Mortgage Loan and Mezzanine Loan,

b.	Use the “Original Term (Excluding Extensions),” as shown on the Final Data File, for the “IO Period” of the Mortgage Loan and Mezzanine Loan,
c.	Use the “Original Term (Including Extensions),” as shown on the Final Data File, for the “Fully Extended IO Period” of the Mortgage Loan and Mezzanine Loan,
d.	Use the “Original Mortgage Loan Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan as of the Reference Date (the “Cut-Off Date Mortgage Loan Balance”) and
ii.	Principal balance of the Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Maturity Date Mortgage Loan Balance”) and
e.	Use the “Original Mezzanine Loan Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mezzanine Loan as of the Reference Date (the “Cut-Off Date Mezzanine Loan Balance”) and
ii.	Principal balance of the Mezzanine Loan as of the “Maturity Date” of the Mezzanine Loan (the “Maturity Date Mezzanine Loan Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Original Mortgage Loan Balance,
b.	Original Mezzanine Loan Balance,
c.	Cut-Off Date Mortgage Loan Balance,
d.	Cut-Off Date Mezzanine Loan Balance,
e.	Maturity Date Mortgage Loan Balance and
f.	Maturity Date Mezzanine Loan Balance,

as shown on the Final Data File, we recalculated the:

i.	Original Total Debt Balance,

ii.                   Cut-Off Date Total Debt Balance and

iii.                 Maturity Date Total Debt Balance

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 9
9.	Using the:
a.	Original Mortgage Loan Balance,
b.	Original Mezzanine Loan Balance,
c.	Mortgage Loan Margin and
d.	Mezzanine Loan Margin,

as shown on the Final Data File, we recalculated the “Total Debt Margin” of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Mortgage Loan Margin,
b.	Mezzanine Loan Margin,
c.	Total Debt Margin,
d.	SOFR Floor,
e.	SOFR Rounding Methodology and
f.	SOFR Cap,

as shown on the Final Data File, and a SOFR assumption of 4.75000% provided by the Depositor, we recalculated the:

i.	Mortgage Loan Interest Rate (At Assumed SOFR),
ii.	Mortgage Loan Interest Rate (At SOFR CAP),
iii.	Mezzanine Loan Interest Rate (At Assumed SOFR),
iv.	Mezzanine Loan Interest Rate (At SOFR CAP),
v.	Total Debt Interest Rate (At Assumed SOFR) and
vi.	Total Debt Interest Rate (At SOFR CAP),

of the Mortgage Loan, Mezzanine Loan and Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	Original Mortgage Loan Balance,
b.	Mortgage Loan Interest Rate (At Assumed SOFR),
c.	Mortgage Loan Interest Rate (At SOFR CAP) and
d.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mortgage Loan Monthly Debt Service,
ii.	Mortgage Loan Annual Debt Service and
iii.	Mortgage Loan Annual Debt Service @ Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 9

11. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Debt Service” of the Mortgage Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Original Mortgage Loan Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate (At Assumed SOFR),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service” of the Mortgage Loan as twelve (12) times the “Mortgage Loan Monthly Debt Service.”

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service @ Cap” of the Mortgage Loan as the product, rounded to two decimal places, of:

a.	The “Original Mortgage Loan Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate (At SOFR CAP),” as shown on the Final Data File, and
c.	365/360.

12.	Using the:

a.                   Original Mezzanine Loan Balance,

b.                   Mezzanine Loan Interest Rate (At Assumed SOFR),

c.                   Mezzanine Loan Interest Rate (At SOFR CAP) and

d.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mezzanine Loan Monthly Debt Service,
ii.	Mezzanine Loan Annual Debt Service and
iii.	Mezzanine Loan Annual Debt Service @ Cap

of the Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Monthly Debt Service” of the Mezzanine Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Original Mezzanine Loan Balance,” as shown on the Final Data File,
b.	The “Mezzanine Loan Interest Rate (At Assumed SOFR),” as shown on the Final Data File, and
c.	365/360.

Attachment A Page 6 of 9

12. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Annual Debt Service” of the Mezzanine Loan as twelve (12) times the “Mezzanine Loan Monthly Debt Service.”

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Annual Debt Service @ Cap” of the Mezzanine Loan as the product, rounded to two decimal places, of:

a.	The “Original Mezzanine Loan Balance,” as shown on the Final Data File,
b.	The “Mezzanine Loan Interest Rate (At SOFR CAP),” as shown on the Final Data File, and
c.	365/360.

13.	Using the:

a.                   Mortgage Loan Monthly Debt Service,

b.	Mezzanine Loan Monthly Debt Service,
c.	Mortgage Loan Annual Debt Service,
d.	Mezzanine Loan Annual Debt Service,
e.	Mortgage Loan Annual Debt Service @ Cap and
f.	Mezzanine Loan Annual Debt Service @ Cap,

as shown on the Final Data File, we recalculated the:

i.	Total Debt Monthly Debt Service,
ii.	Total Debt Annual Debt Service and
iii.	Total Debt Annual Debt Service @ Cap

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 9
14.	Using the:
a.	Underwritten Hotel NOI,
b.	Underwritten Hotel NCF,
c.	Mortgage Loan Annual Debt Service,
d.	Mortgage Loan Annual Debt Service @ Cap,
e.	Cut-Off Date Mortgage Loan Balance,
f.	Cut-Off Date Mezzanine Loan Balance,
g.	Maturity Date Mortgage Loan Balance,
h.	Maturity Date Mezzanine Loan Balance,
i.	Appraised Value and
j.	Total Rooms,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Mortgage Loan Hotel Underwritten NOI DSCR,
ii.	Mortgage Loan Hotel Underwritten NCF DSCR,
iii.	Mortgage Loan Hotel Underwritten NOI DSCR @ Cap,
iv.	Mortgage Loan Hotel Underwritten NCF DSCR @ Cap,
v.	Cut-Off Date Mortgage Loan Balance Per Key,
vi.	Cut-Off Date Mezzanine Loan Balance Per Key,
vii.	Maturity Date Mortgage Loan Balance Per Key,
viii.	Maturity Date Mezzanine Loan Balance Per Key,
ix.	Cut-off Date Mortgage Loan LTV,
x.	Maturity Date Mortgage Loan LTV,
xi.	Mortgage Loan Hotel Underwritten NOI DY and
xii.	Mortgage Loan Hotel Underwritten NCF DY

of the Mortgage Loan and Mezzanine Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iv. above to two decimal places and
b.	Round the characteristics listed in ix. through xii. above to the nearest 1/10th of one percent.

Attachment A Page 8 of 9
15.	Using the:
a.	Cut-Off Date Total Debt Balance,
b.	Maturity Date Total Debt Balance,
c.	Total Debt Annual Debt Service,
d.	Total Debt Annual Debt Service @ Cap,
e.	Appraised Value,
f.	Underwritten Hotel NOI,
g.	Underwritten Hotel NCF and
h.	Total Rooms,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Cut-off Date Total Debt LTV,
ii.	Maturity Date Total Debt LTV,
iii.	Total Debt Hotel Underwritten NOI DY,
iv.	Total Debt Hotel Underwritten NCF DY,
v.	Total Debt Hotel Underwritten NOI DSCR,
vi.	Total Debt Hotel Underwritten NCF DSCR,
vii.	Total Debt Hotel Underwritten NOI DSCR @ Cap,
viii.	Total Debt Hotel Underwritten NCF DSCR @ Cap,
ix.	Cut-Off Date Total Debt Balance Per Key and
x.	Maturity Date Total Debt Balance Per Key

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iv. above to the nearest 1/10th of one percent and
b.	Round the characteristics listed in v. through viii. above to two decimal places.

16.	Using the:
a.	Master Servicing Fee Rate and
b.	Primary Servicing Fee Rate,

as shown on the Final Data File, we recalculated the “Servicing Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

17.	Using the:
a.	Servicing Fee,
b.	Trustee & Paying Agent Fee,
c.	Operating Advisor and
d.	CREFC Fee,

as shown on the Final Data File, we recalculated the “Total Admin. Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 9 of 9
18.	Using the:
a.	Total Admin. Fee and
b.	Mortgage Loan Interest Rate (At Assumed SOFR),

as shown on the Final Data File, we recalculated the “Net Mortgage Interest Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Agreement (see Note 1)	21 October 2024

Mortgage Loan Promissory Notes (see Note 1)	27 September 2024

Cash Management Agreement (see Note 1)	27 September 2024

Deposit Account Control Agreement (see Note 1)	1 October 2024

Guaranty Agreement (see Note 1)	21 October 2024

Environmental Indemnity Agreement (see Note 1)	27 September 2024

Monthly Tax Escrow Schedule	Not Dated

Mezzanine Loan Agreement (see Note 1)	21 October 2024

Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	25 September 2024

Pro Forma Title Policy (see Note 1)	1 October 2024

USPS Internet Site (www.usps.com)	Not Applicable

Engineering Report	29 August 2024

Environmental Phase I Report	28 August 2024

Franchise Agreement	20 July 2017

Franchise Agreement Amendments	Various

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents (continued)

Source Document Title	Source Document Date

Opening Date Letter	11 March 2019

Underwriter’s Summary Report	Not Dated

Hotel Management Agreements	Various

Subordination of Management Agreements (see Note 1)	Various

PACE and STR Reports	Various

Financing Memorandum	Not Dated

Insurance Risk Analysis	Not Dated

Note:

1.	The indicated provided Source Document(s) are draft document(s) with the Source Document Date reflecting the latest date of receipt. For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

Exhibit 2 to Attachment A Page 1 of 6

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
County	USPS Internet Site (www.usps.com)
Zip Code	Appraisal Report
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Year Opened	Opening Date Letter
Year Renovated	Appraisal Report
Total Rooms	Underwriter’s Summary Report
Ownership Interest	Pro Forma Title Policy

Third Party Information:

Characteristic	Source Document(s)

Appraised Value	Appraisal Report
Date of Appraisal (Valuation Date)	Appraisal Report
Appraisal Firm	Appraisal Report
Phase I Date	Environmental Phase I Report
Engineering Report Date	Engineering Report

Underwriting Information: (see Note 2)

Characteristic	Source Document(s)

2021 Available Room Nights	Underwriter’s Summary Report
2022 Available Room Nights	Underwriter’s Summary Report
2023 Available Room Nights	Underwriter’s Summary Report
TTM July 2024 Available Room Nights	Underwriter’s Summary Report
2024 Reforecast Available Room Nights	Underwriter’s Summary Report
2021 Occupied Room Nights	Underwriter’s Summary Report
2022 Occupied Room Nights	Underwriter’s Summary Report
2023 Occupied Room Nights	Underwriter’s Summary Report
TTM July 2024 Occupied Room Nights	Underwriter’s Summary Report
2024 Reforecast Occupied Room Nights	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 2 of 6

Underwriting Information: (continued)

Characteristic	Source Document(s)

2021 Occupancy	Underwriter’s Summary Report
2022 Occupancy	Underwriter’s Summary Report
2023 Occupancy	Underwriter’s Summary Report
TTM July 2024 Occupancy	Underwriter’s Summary Report
2024 Reforecast Occupancy	Underwriter’s Summary Report
2021 ADR	Underwriter’s Summary Report
2022 ADR	Underwriter’s Summary Report
2023 ADR	Underwriter’s Summary Report
TTM July 2024 ADR	Underwriter’s Summary Report
2024 Reforecast ADR	Underwriter’s Summary Report
2021 RevPAR	Underwriter’s Summary Report
2022 RevPAR	Underwriter’s Summary Report
2023 RevPAR	Underwriter’s Summary Report
TTM July 2024 RevPAR	Underwriter’s Summary Report
2024 Reforecast RevPAR	Underwriter’s Summary Report
2021 Room Revenue	Underwriter’s Summary Report
2022 Room Revenue	Underwriter’s Summary Report
2023 Room Revenue	Underwriter’s Summary Report
TTM July 2024 Room Revenue	Underwriter’s Summary Report
2024 Reforecast Room Revenue	Underwriter’s Summary Report
2021 Total Hotel Revenue	Underwriter’s Summary Report
2022 Total Hotel Revenue	Underwriter’s Summary Report
2023 Total Hotel Revenue	Underwriter’s Summary Report
TTM July 2024 Total Hotel Revenue	Underwriter’s Summary Report
2024 Reforecast Total Hotel Revenue	Underwriter’s Summary Report
2021 Total Hotel Expenses	Underwriter’s Summary Report
2022 Total Hotel Expenses	Underwriter’s Summary Report
2023 Total Hotel Expenses	Underwriter’s Summary Report
TTM July 2024 Total Hotel Expenses	Underwriter’s Summary Report
2024 Reforecast Total Hotel Expenses	Underwriter’s Summary Report
2021 Hotel NOI	Underwriter’s Summary Report
2022 Hotel NOI	Underwriter’s Summary Report
2023 Hotel NOI	Underwriter’s Summary Report
TTM July 2024 Hotel NOI	Underwriter’s Summary Report
2024 Reforecast Hotel NOI	Underwriter’s Summary Report
2021 CapEx	Underwriter’s Summary Report
2022 CapEx	Underwriter’s Summary Report
2023 CapEx	Underwriter’s Summary Report
TTM July 2024 CapEx	Underwriter’s Summary Report
2024 Reforecast CapEx	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 6

Underwriting Information: (continued)

Characteristic	Source Document(s)

2021 Hotel NCF	Underwriter’s Summary Report
2022 Hotel NCF	Underwriter’s Summary Report
2023 Hotel NCF	Underwriter’s Summary Report
TTM July 2024 Hotel NCF	Underwriter’s Summary Report
2024 Reforecast Hotel NCF	Underwriter’s Summary Report
Underwritten Available Room Nights	Underwriter’s Summary Report
Underwritten Occupied Room Nights	Underwriter’s Summary Report
Underwritten Occupancy	Underwriter’s Summary Report
Underwritten Average Daily Room Rate	Underwriter’s Summary Report
Underwritten RevPAR	Underwriter’s Summary Report
Underwritten Room Revenue	Underwriter’s Summary Report
Underwritten Hotel Revenue	Underwriter’s Summary Report
Underwritten Hotel Expenses	Underwriter’s Summary Report
Underwritten Hotel NOI	Underwriter’s Summary Report
Underwritten CapEx	Underwriter’s Summary Report
Underwritten Hotel NCF	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Escrow	Mortgage Loan Agreement
Monthly Tax Escrow	Monthly Tax Escrow Schedule
Terms/Description of Springing Tax Escrow (If applicable)	Mortgage Loan Agreement
Initial Insurance Escrow	Mortgage Loan Agreement
Monthly Insurance Escrow	Mortgage Loan Agreement
Terms/Description of Springing Insurance Escrow (If applicable)	Mortgage Loan Agreement
Replacement Reserves Initial Deposit Amount	Mortgage Loan Agreement
Replacement Reserves Monthly Deposit Amount	Mortgage Loan Agreement
Terms/Description of Springing Replacement Reserves	Mortgage Loan Agreement
Upfront Deferred Maintenance Escrow	Mortgage Loan Agreement
Monthly Deferred Maintenance Escrow	Mortgage Loan Agreement
Terms/Description of Springing Deferred Maintenance Reserves	Mortgage Loan Agreement
Upfront FF&E Escrow	Mortgage Loan Agreement
Monthly FF&E Escrow	Mortgage Loan Agreement
Terms/Description of Springing FF&E Reserves	Mortgage Loan Agreement
Upfront Other Escrow	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 4 of 6

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Monthly Other Escrow	Mortgage Loan Agreement
Description of Other Reserves	Mortgage Loan Agreement

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Borrower Entity	Mortgage Loan Agreement
Original Mortgage Loan Balance	Mortgage Loan Agreement
Original Mezzanine Loan Balance	Mezzanine Loan Agreement
First Payment Date (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Payment Day of Month (and Business Day Convention) (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Prepayment String (see Notes 6 and 7)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Maturity Date (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extended Maturity Date (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Options (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Description (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Spread Increase (Yes/No) (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Spread Increase Description (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Accrual Period Start (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Accrual Period End (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Rate Adjustment Frequency (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
SOFR Lookback Days (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
SOFR Cap after Extension (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Payment Grace Period Event of Default (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Payment Grace Period Event of Late Fee (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement

Exhibit 2 to Attachment A Page 5 of 6

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Balloon Grace Period Event of Default (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Balloon Grace Period Event of Late Fee (see Notes 3 and 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Rate Type (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Amortization Type (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Accrual Basis (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Guarantor	Guaranty Agreement
Partial Prepayments Allowed	Mortgage Loan Agreement
Partial Collateral Release (Y/N)	Mortgage Loan Agreement
Partial Collateral Release Description	Mortgage Loan Agreement
Substitution Allowed (Y/N)	Mortgage Loan Agreement
Substitution Provision Description	Mortgage Loan Agreement
Assumption Fee	Mortgage Loan Agreement
LockBox (Y/N)	Mortgage Loan Agreement
LockBox In-Place (Y/N)	Mortgage Loan Agreement
Lockbox Type (see Note 4)	Mortgage Loan Agreement
Cash Management (see Note 5)	Mortgage Loan Agreement
Terms/Description of Springing Lockbox (If applicable)	Mortgage Loan Agreement
Additional Debt Permitted	Mortgage Loan Agreement

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/– $1 or less.

3.	For the purpose of comparing the “Balloon Grace Period Event of Late Fee” characteristic, the Depositor instructed us to use the “Payment Grace Period Event of Late Fee,” as shown in the applicable Source Document(s), as the applicable Source Document(s) did not specify a grace period for the payment due on the “Maturity Date” or another maturity date during any extension period.

Exhibit 2 to Attachment A Page 6 of 6

Notes: (continued)

4.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Document(s) require the borrower(s) or manager(s) to deposit receipts within one business day of receipt and to direct credit card companies or credit card clearing banks to pay receipts directly to a lockbox account controlled by the lender(s).

5.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the borrower(s), and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

6.	For the purpose of comparing the indicated characteristic(s), the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for both the Mortgage Loan and Mezzanine Loan that is shown in the applicable Source Document(s).

7.	For the purpose of comparing the “Prepayment String” characteristic, the Depositor instructed us to ignore any prepayment premiums or other conditions related to partial release events or partial prepayments to cure certain trigger periods, as described in the applicable Source Document(s).

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property Name
Phase II Date
Seismic Report Date
Seismic PML%
Sponsor
Loan Purpose
Note Date
Appraised Value Type
Mortgage Loan Margin
Mezzanine Loan Margin
SOFR Rounding Methodology
SOFR Cap
SOFR Floor
SOFR Cap Expiration Date
SOFR Cap Provider
SOFR Cap Provider Rating (M/S&P/F)
Ground Lease? (Y/N)
Ground Lease Expiration Date
Ground Lease Extension Terms
Annual Ground Lease Payment
Ground Lease Escalation Terms
Master Servicing Fee Rate
Primary Servicing Fee Rate
Trustee & Paying Agent Fee
Operating Advisor
CREFC Fee
Master Lessee
Master Lease Rent
Terms/Description of Cash Sweep (If applicable)

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.